BORROWINGS - US$450 MILLION CONVERTIBLE BOND (Details) $ / shares in Units, R in Millions		12 Months Ended
	Sep. 19, 2017 USD ($) $ / shares	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 09, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans repaid		R 55,719.5	R 11,834.7	R 1,572.9
Loans raised		69,593.8	17,280.5	1,552.0
Accrued interest and unwinding of amortised cost		251.8	141.4	102.3
Balance at end of period		25,649.5	8,973.8	3,803.6
Gain on foreign exchange differences		(292.4)	R (219.6)	R 359.4
Balance at end of the year		1,093.5
Stillwater bridge facility
Disclosure of detailed information about borrowings [line items]
Loans repaid		33,304.0
Face amount of debt | $							$ 2,650,000,000
Loans raised		34,000.3
Gain on foreign exchange differences		(514.5)
US$450 million Convertible Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 450,000,000				$ 450,000,000
Coupon rate (as a percent)	1.875%
Debt term	6 years
Conversion premium	35.00%
Weighted average share price | $	$ 1.2281
Initial conversion price | $ / shares	$ 1.6580
Balance at end of period		4,357.1
Derivative financial instrument recognised						R 1,296.6
Gain on financial instruments						R (115.9)
Gain on foreign exchange differences		(87.2)
Balance at end of the year		1,093.5
US$450 million Convertible Bond | AMORTIZED COST
Disclosure of detailed information about borrowings [line items]
Loans raised		4,634.5
Accrued interest and unwinding of amortised cost		80.5
Balance at end of period		4,357.1
Gain on foreign exchange differences		R (357.9)